Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
	June 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Money Market Funds held in Trust Account	$254,841,541	$254,841,541	$—	$—
Liabilities:
FPA Liability	$1,512,408	$—	$—	$1,512,408
Warrant Liability – Private Placement Warrants	5,471,763	—	—	5,471,763
Warrant Liability – Public Warrants	8,494,567	8,494,567	—	—
	$15,478,738	$8,494,567	$—	$6,984,171

Schedule of initial measurement
Input	Warrant Liability	FPA Liability
Expected term (years)	6.2	1.2
Expected volatility	24.2%	24.4%
Risk-free interest rate	1.1%	0.1%
Stock price	$9.56	$9.56
Input	Warrant Liability	FPA Liability
Expected term (years)	5.5	0.5
Expected volatility	18.7%
Risk-free interest rate	1.0%	0.1%
Stock price	$9.88	$9.88
Warrant value		$1.01

Schedule of fair value of the Level 3 liability
	Warrant Liability	FPA Liability
Fair value as of December 31, 2020	$—	$—
Initial fair value of warrant liability and FPA liability	18,421,695	53,954
Transfer out of Level 3 to Level 1	(8,494,567)	—
Change in fair value	(4,455,365)	1,458,454
Fair value as of June 30, 2021	$5,471,763	$1,512,408